Consolidated Condensed Statements of Operations - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Operating expenses
General and administrative expenses	$ 401	$ 1,818,150	$ 4,090,515	$ 219,771
Franchise tax expense	23,064	49,863	99,178	122,242
Total operating expenses	(23,465)	(1,868,013)	(4,189,693)	(342,013)
Change in fair value of warrant liabilities	0	(9,327,999)	(12,670,532)	(4,664,000)
Offering costs associated with private placement warrants				(9,344)
Net gain from investments held in Trust Account	0	12,297	59,364	227,051
Loss before income tax expense				(4,788,306)
Income tax expense				22,010
Net loss	$ (23,465)	$ (11,183,715)	$ (16,800,861)	$ (4,810,316)
Class A Common Stock
Operating expenses
Weighted average common stock outstanding, basic and diluted	0	48,300,000	48,300,000	48,042,857
Basic and diluted net income (loss) per share	$ 0	$ 0	$ 0	$ 0.00
Class B Common Stock
Operating expenses
Weighted average common stock outstanding, basic and diluted	10,500,000	12,075,000	12,075,000	11,509,432
Basic and diluted net income (loss) per share	$ 0.00	$ (0.93)	$ (1.39)	$ (0.43)